Summary of Significant Accounting Policies (Details) - Schedule of fair value of the company’s financial instruments - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Financial Assets:
SAFE notes	$ 162,925,780	$ 314,439,663	$ 2,500,000
Total		317,645,848	2,500,000
Level 3 [Member]
Financial Assets:
SAFE notes		314,439,663	2,500,000
Warrant liability		$ 3,206,185